INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

15.  INCOME TAXES

The effective income tax rates differ from the amount that would be computed by applying the combined federal and provincial statutory income tax rates to loss before income taxes.

The following table presents GFL’s income tax reconciliations for the periods indicated:

	December 31, 2022	December 31, 2021
Loss before income taxes	$(359.3)	$(736.2)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2022; and 26.5% in 2021)	(95.2)	(195.1)
Decrease (increase) resulting from:
Permanent differences	(87.0)	73.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	3.7	(0.5)
De-recognition of deferred income tax assets	1.2	4.9
Other	1.2	7.9
Income tax recovery	$(176.1)	$(109.2)

Deferred income taxes

Deferred income taxes represent the net tax effect of non-capital tax losses and temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities.

The following table presents GFL’s deferred income tax assets and liabilities and their changes for the periods indicated:

						Recognized in
	Balance,		Acquisitions			other	Balance,
	December	Discontinued	via business	Foreign	Recognized	comprehensive	December
	31, 2021	operations	combinations	exchange	in net loss	loss	31, 2022
Deferred income tax assets
Non-capital loss carry forwards	$446.8	$(13.8)	$5.7	$11.0	$15.0	$—	$464.7
Landfill closures and post-closure obligations	178.1	—	0.9	9.8	16.2	—	205.0
Accrued liabilities	1.2	—	(0.3)	1.2	1.3	—	3.4
Other	134.2	19.2	6.1	(2.0)	37.2	—	194.7
	760.3	5.4	12.4	20.0	69.7	—	867.8
Deferred income tax liabilities
Property and equipment	774.9	(13.5)	62.6	60.0	45.9	—	929.9
Intangible assets	711.7	(1.9)	3.4	(1.7)	(119.4)	—	592.1
Cash flow hedges	5.8	—	—	—	—	(21.6)	(15.8)
Other	(8.2)	(3.7)	(2.0)	(4.6)	(37.3)	—	(55.8)
	1,484.2	(19.1)	64.0	53.7	(110.8)	(21.6)	1,450.4
Net deferred income tax liabilities	$723.9	$(24.5)	$51.6	$33.7	$(180.5)	$(21.6)	$582.6

Acquisitions via business combinations includes $0.8 million of measurement period adjustments to adjust previously reported purchase price allocations completed during prior years.

As at December 31, 2022, GFL had income tax losses of approximately $1,871.6 million ($1,763.3 million as at December 31, 2021) available to carry forward to reduce future years’ taxable income. If not utilized, these losses will begin to expire in 2023 and fully expire in 2042.

						Recognized in
	Balance,	Acquisitions				other	Balance,
	December	via business	Foreign	Recognized	Recognized	comprehensive	December
	31, 2020	combinations(1)	exchange	in equity	in net loss(1)	loss	31, 2021
Deferred tax assets
Non-capital loss carry forwards	$426.8	$0.5	$0.2	$—	$19.3	$—	$446.8
Landfill closures and post-closure obligations	179.9	(18.3)	(0.7)	—	17.2	—	178.1
Accrued liabilities	10.1	0.7	(1.1)	—	(8.5)	—	1.2
Other	106.0	18.6	(0.1)	2.1	7.6	—	134.2
	722.8	1.5	(1.7)	2.1	35.6	—	760.3
Deferred tax liabilities
Property and equipment	671.2	130.7	(2.2)	—	(24.8)	—	774.9
Intangible assets	615.7	158.9	(1.0)	—	(61.9)	—	711.7
Cash flow hedges	9.8	—	—	—	(0.2)	(3.8)	5.8
Other	(0.4)	0.1	(0.5)	—	(7.4)	—	(8.2)
	1,296.3	289.7	(3.7)	—	(94.3)	(3.8)	1,484.2
Net deferred income tax liabilities	$573.5	$288.2	$(2.0)	$(2.1)	$(129.9)	$(3.8)	$723.9

(1)	Includes deferred tax expense of $1.8 million associated with discontinued operations, refer to Note 2 and Note 25.